Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Credit Derivatives [Line Items]
Credit protection sold	SFr 221.9	SFr 245.7
Credit protection purchased	210.8	229.0
Other protection purchased	88.7	80.4
Other instruments	16.7	15.8
Total credit derivatives	538.1	570.9
Bank
Credit Derivatives [Line Items]
Credit protection sold	221.9	245.7
Credit protection purchased	210.8	229.0
Other protection purchased	88.7	80.4
Other instruments	16.7	15.8
Total credit derivatives	SFr 538.1	SFr 570.9